Related party transactions - Summary of Stock Options, Share-based Awards and Shares Held by Key Management Personnel, Directors and Their Close Family Members (Parenthetical) (Detail) $ in Millions	Oct. 31, 2024 CAD ($) shares	Oct. 31, 2023 CAD ($) shares
Disclosure of transactions between related parties [line items]
Number of stock options, stock awards and shares held by key management personnel, Directors and their close family members | shares	79,445	32,958
Value of stock options, stock awards and shares held by key management personnel, Directors and their close family members | $	$ 12	$ 4